UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2003

Item 1. Reports to Stockholders

Fidelity ®
Institutional
Short-Intermediate
Government Fund

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

The third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Coupon Distribution as of May 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
1 - 1.99%	10.3	2.4
2 - 2.99%	7.1	0.0
3 - 3.99%	6.7	27.0
4 - 4.99%	5.6	0.9
5 - 5.99%	22.0	20.8
6 - 6.99%	17.9	20.1
7 - 7.99%	3.4	5.1
8 - 8.99%	4.0	3.7
9% and over	1.0	5.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of May 31, 2003
6 months ago
Years	3.2	2.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of May 31, 2003
6 months ago
Years	2.3	2.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of May 31, 2003*		As of November 30, 2002**
	Mortgage Securities 8.9%		Mortgage Securities 13.9%
	CMOs and Other Mortgage Related Securities 7.7%		CMOs and Other Mortgage Related Securities 9.9%
	U.S. Treasury Obligations 23.3%		U.S. Treasury Obligations 23.8%
	U.S. Government Agency Obligations 40.2%		U.S. Government Agency Obligations 49.6%
	Short-Term Investments and Net Other Assets 19.9%		Short-Term Investments and Net Other Assets 2.8%
* Futures and Swaps	0.0%	** Futures and Swaps	0.2%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 63.5%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 40.2%
Fannie Mae:
2.5% 6/15/08	$ 22,790,000	$ 22,794,398
2.875% 5/19/08	900,000	904,437
3.25% 1/15/08	7,710,000	8,000,621
4.375% 3/15/13	8,000,000	8,437,848
6.25% 2/1/11	575,000	674,270
6.25% 7/19/11	12,000,000	12,579,696
7.125% 2/15/05	7,235,000	7,938,857
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	9,550,000	10,945,599
Federal Home Loan Bank:
2.5% 3/15/06	3,700,000	3,778,607
5.8% 9/2/08	38,630,000	44,747,447
Freddie Mac:
1.75% 5/15/05	46,445,000	46,740,018
1.875% 1/15/05	3,365,000	3,393,353
3.875% 6/27/05	15,000,000	15,027,345
4.375% 2/4/10	11,300,000	11,682,855
5.125% 8/20/12	3,800,000	3,942,633
5.875% 3/21/11	570,000	656,057
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	1,386,914	1,537,588
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	136,799	141,015
Series 1993-D, 5.23% 5/15/05	148,083	152,426
Series 1994-F, 8.187% 12/15/04	4,873,621	5,005,647
Series 1995-A, 6.28% 6/15/04	1,057,059	1,085,917
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank) Series 1992-A, 7.02% 9/1/04	1,564,873	1,631,177
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	1,373,076	1,579,896
Private Export Funding Corp. secured:
5.73% 1/15/04	15,000,000	15,420,180
5.8% 2/1/04	1,202,000	1,238,192
6.86% 4/30/04	390,050	409,045
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
State of Israel (guaranteed by U.S. Government through Agency for International Development):
6.625% 8/15/03	$ 2,500,000	$ 2,523,863
6.8% 2/15/12	2,500,000	2,982,968
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		235,951,955
U.S. Treasury Inflation Protected Obligations - 2.4%
U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09	12,352,450	14,137,050
U.S. Treasury Obligations - 20.9%
U.S. Treasury Bonds 11.75% 2/15/10	1,199,000	1,407,748
U.S. Treasury Notes:
2.625% 5/15/08	15,000,000	15,244,920
4.875% 2/15/12	12,000,000	13,517,808
5.5% 2/15/08	8,200,000	9,415,265
5.625% 5/15/08	4,000,000	4,623,908
5.75% 8/15/10	12,000,000	14,202,192
5.875% 11/15/05	24,000,000	26,558,448
6% 8/15/09	30,000,000	35,726,940
6.5% 10/15/06	2,000,000	2,310,390
TOTAL U.S. TREASURY OBLIGATIONS		123,007,619
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $365,832,918)		373,096,624
U.S. Government Agency - Mortgage Securities - 8.9%

Fannie Mae - 7.5%
5% 7/14/33 (a)	1,000,000	1,019,688
5.5% 1/1/09 to 11/1/17	6,297,781	6,545,914
5.5% 6/1/18 (a)	167,222	173,545
6% 9/1/08 to 8/1/16	9,109,276	9,526,507
6% 6/1/18 (a)	164,825	171,676
6.5% 7/1/08 to 1/1/33 (b)	21,646,451	22,604,416
7% 4/1/08 to 6/1/31	1,815,360	1,932,994
8% 8/1/09	84,625	90,415
9% 2/1/13 to 8/1/21	602,917	670,500
9.5% 5/1/09 to 11/1/21	63,235	68,681
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
10% 1/1/17 to 1/1/20	$ 12,144	$ 14,094
10.5% 5/1/10 to 8/1/20	111,861	129,159
11% 11/1/10 to 9/1/14	519,472	594,454
11.5% 11/1/15 to 7/15/19	531,309	622,481
12% 4/1/15	16,770	19,914
12.5% 3/1/16	36,090	42,764
		44,227,202
Freddie Mac - 0.7%
6.5% 5/1/08	165,408	174,267
7.5% 11/1/12	489,278	522,322
8% 9/1/07 to 12/1/09	440,906	468,477
8.5% 7/1/06 to 6/1/14	466,847	498,343
9% 12/1/07 to 3/1/22	249,822	275,270
9.5% 1/1/17 to 12/1/22	747,142	829,310
10% 1/1/09 to 6/1/20	264,352	299,457
10.25% 12/1/09	13,305	14,827
10.5% 9/1/16 to 5/1/21	163,333	185,963
11% 12/1/11 to 6/1/13	10,041	11,390
11.5% 10/1/15	10,375	11,994
12% 9/1/11 to 11/1/19	42,312	49,693
12.25% 11/1/14	29,512	34,988
12.5% 8/1/10 to 6/1/19	551,500	650,282
		4,026,583
Government National Mortgage Association - 0.7%
8% 11/15/09 to 12/15/23	3,252,197	3,530,008
8.5% 5/15/16 to 3/15/17	90,019	99,426
10.5% 1/15/16 to 1/15/18	299,454	348,285
11% 10/20/13	9,045	10,440
12.5% 11/15/14	68,597	81,798
13.5% 7/15/11	15,763	18,980
		4,088,937
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $50,977,792)		52,342,722
Collateralized Mortgage Obligations - 7.7%
	Principal Amount	Value (Note 1)
U.S. Government Agency - 7.7%
Fannie Mae:
sequential pay Series 1993-238 Class C, 6.5% 12/25/08	$ 5,000,000	$ 5,449,769
Series 1994-42 Class FK, 3.47% 4/25/24 (c)	3,000,000	3,056,687
Fannie Mae guaranteed:
floater Series 2002-74 Class FV, 1.77% 11/25/32 (c)	7,337,664	7,358,414
REMIC planned amortization class:
Series 2001-53 Class PE, 6.5% 10/25/24	238,293	238,294
Series 2001-80 Class PH, 6% 12/25/27	1,700,000	1,729,816
Series 2002-55 Class PA, 5.5% 3/25/18	505,189	512,647
Series 2003-44 Class AS, 5.6% 6/25/33 (c)	1,890,000	1,905,301
Freddie Mac:
REMIC planned amortization class:
Series 1995 Class PB, 6.5% 9/20/25	929,406	945,668
Series 2115 Class PC, 6% 5/15/11	339,587	342,842
sequential pay:
Series 2166 Class AC, 6.5% 3/15/26	14,469	14,459
Series 2257 Class VA, 7% 9/15/07	2,690,739	2,708,665
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2526 Class FC, 1.71% 11/15/32 (c)	4,672,258	4,698,021
REMIC planned amortization class:
Series 1639 Class J, 6% 12/15/08	108,066	108,241
Series 2134 Class PC, 5.725% 4/15/11	713,311	719,702
sequential pay:
Series 1929 Class EZ, 7.5% 2/17/27	5,187,860	5,613,972
Series 2134 Class H, 6.5% 12/15/24	63,909	63,865
Series 2279 Class VE, 6.5% 11/15/06	1,312,467	1,334,367
Series 2303 Class VT, 6% 2/15/12	948,185	976,754
Series 1543 Class VK, 6.7% 1/15/23	3,000,000	3,181,002
Series 2473 Class JB, 5.5% 2/15/29	610,000	633,218
Series 2582 Class SD, 8.19% 1/15/32 (c)	2,035,327	2,071,733
Ginnie Mae guaranteed REMIC pass thru securities Series 2001-53 Class TA, 6% 12/20/30	1,298,370	1,344,963
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,760,469)		45,008,400
Cash Equivalents - 22.4%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 5/30/03 due 6/2/03) (Cost $131,770,000)	$ 131,785,012	$ 131,770,000
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $593,341,179)		602,217,746
NET OTHER ASSETS - (2.5)%		(14,942,689)
NET ASSETS - 100%		$ 587,275,057
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $716,768,387 and $756,750,549, respectively.
Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $15,261,000 of which $906,000, $4,169,000, $101,000, $5,916,000 and $4,169,000 will expire on November 30, 2003, 2004, 2005, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,210,000 and repurchase agreements of $131,770,000) (cost $593,341,179) - See accompanying schedule		$ 602,217,746
Commitment to sell securities on a delayed delivery basis	$ (13,544,375)
Receivable for securities sold on a delayed delivery basis	13,544,375	0
Cash		683
Receivable for investments sold		45,939
Receivable for fund shares sold		772,794
Interest receivable		4,584,953
Total assets		607,622,115

Liabilities
Payable for investments purchased Regular delivery	$ 1,903,131
Delayed delivery	1,367,011
Payable for fund shares redeemed	1,179,662
Distributions payable	66,755
Accrued management fee	221,599
Other payables and accrued expenses	93,881
Collateral on securities loaned, at value	15,515,019
Total liabilities		20,347,058

Net Assets		$ 587,275,057
Net Assets consist of:
Paid in capital		$ 585,421,934
Undistributed net investment income		225,507
Accumulated undistributed net realized gain (loss) on investments		(7,248,951)
Net unrealized appreciation (depreciation) on investments		8,876,567
Net Assets, for 59,205,448 shares outstanding		$ 587,275,057
Net Asset Value, offering price and redemption price per share ($587,275,057 ÷ 59,205,448 shares)		$ 9.92

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		Six months ended May 31, 2003 (Unaudited)

Investment Income
Interest		$ 8,783,737
Security lending		45,436
Total income		8,829,173

Expenses
Management fee	$ 1,269,997
Non-interested trustees' compensation	1,699
Total expenses before reductions	1,271,696
Expense reductions	(59,156)	1,212,540
Net investment income (loss)		7,616,633
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	9,138,777
Swap agreements	755,466
Total net realized gain (loss)		9,894,243
Change in net unrealized appreciation (depreciation) on: Investment securities	2,640,551
Swap agreements	(177,945)
Total change in net unrealized appreciation (depreciation)		2,462,606
Net gain (loss)		12,356,849
Net increase (decrease) in net assets resulting from operations		$ 19,973,482

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,616,633	$ 16,992,090
Net realized gain (loss)	9,894,243	12,630,025
Change in net unrealized appreciation (depreciation)	2,462,606	(3,520,306)
Net increase (decrease) in net assets resulting from operations	19,973,482	26,101,809
Distributions to shareholders from net investment income	(7,884,026)	(17,141,759)
Share transactions Net proceeds from sales of shares	157,787,591	231,088,515
Reinvestment of distributions	7,426,515	15,952,743
Cost of shares redeemed	(91,970,222)	(160,650,432)
Net increase (decrease) in net assets resulting from share transactions	73,243,884	86,390,826
Total increase (decrease) in net assets	85,333,340	95,350,876

Net Assets
Beginning of period	501,941,717	406,590,841
End of period (including undistributed net investment income of $225,507 and undistributed net investment income of $492,900, respectively)	$ 587,275,057	$ 501,941,717
Other Information Shares
Sold	16,123,721	24,049,229
Issued in reinvestment of distributions	754,995	1,664,472
Redeemed	(9,368,526)	(16,793,766)
Net increase (decrease)	7,510,190	8,919,935

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 9.51	$ 9.19	$ 9.11	$ 9.48	$ 9.42
Income from Investment Operations
Net investment income (loss) D	.132	.376F	.562	.596	.579	.611
Net realized and unrealized gain (loss)	.215	.206F	.329	.079	(.362)	.045
Total from investment operations	.347	.582	.891	.675	.217	.656
Distributions from net investment income	(.137)	(.382)	(.571)	(.595)	(.587)	(.596)
Net asset value, end of period	$ 9.92	$ 9.71	$ 9.51	$ 9.19	$ 9.11	$ 9.48
Total Return B, C	3.60%	6.25%	9.96%	7.70%	2.37%	7.18%
Ratios to Average Net Assets E
Expenses before expense reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of voluntary waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.43% A	.45%	.44%	.44%	.44%	.44%
Net investment income (loss)	2.70% A	3.92%F	5.98%	6.57%	6.26%	6.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 587,275	$ 501,942	$ 406,591	$ 341,778	$ 415,722	$ 379,553
Portfolio turnover rate	299% A	219%	173%	91%	85%	210%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Institutional Short-Intermediate Government Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 8,818,350	|
Unrealized depreciation	(319,312)
Net unrealized appreciation (depreciation)	$ 8,499,038
Cost for federal income tax purposes	$ 593,718,708

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated May 30, 2003, due June 2, 2003	1.37%
Number of dealers or banks	14
Maximum amount with one dealer or bank	24.0%
Aggregate principal amount of agreements	$13,536,470,000
Aggregate maturity amount of agreements	$13,538,012,111
Aggregate market value of transferred assets	$13,808,051,968
Coupon rates of transferred assets	0% to 14.05%
Maturity dates of transferred assets	6/1/03 to 12/1/42

4. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .45% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $59,156.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 16% of the total outstanding shares of the fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ISIG-USAN-0703
1.786814.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Institutional Short-Intermediate Government Fund (a fund of Fidelity Advisor Series IV) disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fidelity Institutional Short-Intermediate Government Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Fidelity Institutional Short-Intermediate Government Fund internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)		Not applicable.
(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July 18, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 18, 2003